DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)			9 Months Ended		12 Months Ended
	May 17, 2023 item	Dec. 03, 2021 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Jul. 20, 2023 $ / shares	Jun. 29, 2023 USD ($)	May 30, 2023 USD ($)	May 04, 2023 $ / shares	May 03, 2023 $ / shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Proceeds from issuance initial public offering						$ 115,000,000
Sale of private placement units (in shares) | shares			5,980,750		5,980,750	5,980,750
Transaction costs			$ 1,625,220		$ 1,625,220
Underwriting fees			1,150,000		1,150,000
Other offering costs			475,220		475,220
Operating bank account			112,941		687,471	$ 898,895
Working capital			$ 1,926,678		$ 759,877
Condition for future business combination number of businesses minimum			1		1
Condition for future business combination use of proceeds percentage			80		80
Condition for future business combination threshold ownership (in percentage)			50		50
Maximum net tangible assets			$ 5,000,001		$ 5,000,001
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)			100.00%		100.00%
Redemption period upon closure					5 days
Due to Non-redeeming Stockholders			$ 151,189
Number of shares exercised to redeem | shares			8,989,488	8,989,488
Value shares exercised to redeem			$ 93,010,772	$ 93,010,772
Estimated potential excise tax liability			$ 930,108
Percentage of estimated potential excise tax liabiliy on shares redeemed			1.00%
Extension Amendment
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of times up to which the business combination is consummated | item	6
Period of extension amendment allowed	1 month
Non-redemption agreements
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Share price agreed by initial stockholders | $ / shares							$ 0.04			$ 0.04	$ 0.04
Payments to non-redeemable Stockholders								$ 480,000	$ 480,000
Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of 461,500 Private Units (in shares) | shares		11,500,000
Purchase price, per unit | $ / shares		$ 10.15
Proceeds from issuance initial public offering		$ 115,000,000
Payments for investment of cash in trust account		$ 116,725,000
Private Placement | Private Units
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of private placement units (in shares) | shares		461,500			461,500
Price of per Unit | $ / shares		$ 10.00			$ 10.00
Gross proceeds		$ 4,615,000			$ 4,615,000
Over-Allotment Option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of 461,500 Private Units (in shares) | shares		1,500,000
Purchase price, per unit | $ / shares		$ 10.00